PROVISIONS AND OTHER FINANCIAL LIABILITIES - Schedule of movement in provisions and other financial liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions
Provisions, beginning of period	$ 46,181	$ 25,563
Additions	23,478	56,277
Amounts used	(28,390)	(34,869)
Amounts reversed	(10)	(790)
Fair value change - acquisition liabilities	0	0
Translation - acquisition liabilities	0	0
Provisions, end of period	41,259	46,181
Current portion of provisions	6,942	45,298
Acquisition liabilities
Acquisition liabilities, beginning of period	337,371	7,573
Additions	743,426	334,616
Amounts used	(324,272)	(701)
Amounts reversed	(1,842)	0
Fair value change - acquisition liabilities	157,102	0
Translation - acquisition liabilities	(971)	(4,117)
Acquisition liabilities, end of period	910,814	337,371
Current portion of acquisition liabilities	$ 565,490	$ 230,412